SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Jun. 30, 2012 USD ($)	Dec. 31, 2011 ILS	Dec. 19, 2007 USD ($)	Dec. 31, 2012 July 2012 [Member]		Dec. 31, 2012 April 1998 [Member]	Jul. 31, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)	Jul. 18, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Technology [Member]	Dec. 31, 2012 Minimum [Member] Customer Relationship [Member]	Dec. 31, 2012 Maximum [Member] Technology [Member]	Dec. 31, 2012 Maximum [Member] Customer Relationship [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2012 Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Office Equipment [Member] Maximum [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2012 Restricted Stock [Member] USD ($)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 30	$ 40
Advertising Expense	70	74	33
Debt Instrument, Convertible, Conversion Price				5			$ 1.65					$ 11.025
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,871	464,256	719,666
Weighted average grant-date fair value, Granted		$ 1.1	$ 0.72																			$ 0
Receivables Held-for-sale, Amount	350	166
Gain (Loss) on Sale of Accounts Receivable	232	45
Deferred Gain On Sale Of Accounts Receivables	118	121
Property Plant And Equipment Depreciation Rates																		33.00%	6.00%	25.00%
Property, Plant and Equipment, Depreciation Methods																					Depreciated evenly over the shorter of the term
Finite Lived Intangible Assets, Amortization Period														3 years	5 years	5 years	6 years
Cash Fdic Insured Limit					250
Cash In Excess Of Fdic Insured Limit		0			93
Forgiven Convertible Debt													210
Par	345	480											210
Convertible Debt Payable													$ 270
Convertible Debt Repayment Description											12 equal monthly installments starting July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time into the Company's Ordinary Shares, par value NIS 5.0 per share ("Ordinary Shares") at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven and will cease to be outstanding, and the entirety of original debt will be considered indefeasibly paid for all intents and purposes.	12 equal monthly installments starting in July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time to Ordinary Shares at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven, and will cease to be outstanding, and the original debt will be considered indefeasibly paid for all intents and purposes.
Ordinary Shares, par value (in ILS per share)				5.0		5.0
Warrants for Ordinary Shares								60,000	[1]	578			60,000
Exercisable through								July 12, 2015	[1]	No expiration date
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.8

[1]	In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.